Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions

The following summarizes the Company’s interest rate swap positions as at June 30, 2015:

	Interest Rate Index	Notional Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap	USD LIBOR 6M	200,000	(4,872)	1.3	2.61
U.S. Dollar-denominated interest rate swap	USD LIBOR 3M	100,000	(10,369)	2.3	5.55

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2015, ranged from 0.30% to 2.50%.